Property and Equipment (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Capitalized Computer Software, Amortization	$ 89	$ 81	$ 48
Depreciation	124	138	$ 40
Capitalized Computer Software, Net	$ 171	$ 141